Variable interest entities	12 Months Ended
Dec. 31, 2019
Variable Interest Entities [Abstract]
Variable interest entities	Variable interest entities
We use many forms of entities to achieve our leasing and financing business objectives and we have participated to varying degrees in the design and formation of these entities. Our involvement in VIEs varies and includes being a passive investor in the VIE with involvement from other parties, managing and structuring all the VIE’s activities, or being the sole shareholder of the VIE.
During the year ended December 31, 2019, we did not provide any financial support to any of our VIEs that we were not contractually obligated to provide.
Consolidated VIEs
As of December 31, 2019 and 2018, substantially all assets and liabilities presented in our Consolidated Balance Sheets were held in consolidated VIEs. The assets of our consolidated VIEs that can only be used to settle obligations of these entities, and the liabilities of these VIEs for which creditors do not have recourse to our general credit, are disclosed in our Consolidated Balance Sheets under Supplemental balance sheet information. Further details of debt held by our consolidated VIEs are disclosed in Note 14—Debt.
Wholly-owned ECA and Ex-Im financing vehicles
We have created certain wholly-owned subsidiaries for the purpose of purchasing aircraft and obtaining financing secured by such aircraft. The secured debt is guaranteed by the European ECAs and the Export-Import Bank of the United States. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities.
Other secured financings
We have created a number of wholly-owned subsidiaries for the purpose of obtaining secured financings. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities.
Wholly-owned leasing entities
We have created wholly-owned subsidiaries for the purpose of facilitating aircraft leases with airlines. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes, which serve as equity. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities.
Limited recourse financing structures
We have established entities to obtain secured financings for the purchase of aircraft in which we have variable interests. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. The loans of these entities are non-recourse to us except under limited circumstances. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, and we absorb the majority of the risks and rewards of these entities.
25. Variable interest entities (Continued)
AerCap Partners I
AerCap Partners I Holding Limited (“AerCap Partners I”) is a 50%-50% joint venture owned by us and Deucalion Aviation Funds. We provide lease management, insurance management and aircraft asset management services to AerCap Partners I for a fee. We have determined that we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb a significant portion of the risks and rewards of the entity.
As of December 31, 2019, AerCap Partners I had a portfolio consisting of two Boeing 737NG aircraft. As of December 31, 2019, AerCap Partners I had $62.4 million of subordinated debt outstanding, consisting of $31.2 million from us and $31.2 million from our joint venture partner. The AerCap Partners I senior debt facility was repaid in full in April 2019.
AerCap Partners 767
AerCap Partners 767 Limited (“AerCap Partners 767”) is a 50%-50% joint venture owned by us and Deucalion Aviation Funds. We provide lease management, insurance management and aircraft asset management services to AerCap Partners 767 for a fee. We have determined that we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb a significant portion of the risks and rewards of the entity.
As of December 31, 2019, AerCap Partners 767 had a portfolio consisting of two Boeing 767-300ER aircraft. As of December 31, 2019, AerCap Partners 767 had $32.6 million of subordinated debt outstanding, consisting of $16.3 million from us and $16.3 million from our joint venture partner. The AerCap Partners 767 senior debt facility was repaid in full in April 2019.
AerFunding
We hold a 5% equity investment and 100% of the subordinated fixed rate deferrable interest asset-backed notes (“AerFunding Class E-1 Notes”) in AerFunding. We provide lease management, insurance management and aircraft asset management services to AerFunding for a fee. We have determined that we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb the majority of the risks and rewards of the entity.
As of December 31, 2019, AerFunding had a portfolio consisting of one Airbus A320 Family aircraft, two Airbus A320neo Family aircraft, two Airbus A350 aircraft, six Boeing 737NG aircraft and five Boeing 787 aircraft. As of December 31, 2019, AerFunding had $875.1 million outstanding under a secured revolving credit facility and $301.0 million of AerFunding Class E-1 Notes outstanding due to us.
Non-consolidated VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Carrying value of debt and equity investments	$123,279	$132,113
Debt guarantees	68,901	88,313
Maximum exposure to loss	$192,180	$220,426

The maximum exposure to loss represents the amount that would be absorbed by us in the event that all of our assets held in the VIEs, for which we are not the PB, had no value and outstanding debt guarantees were called upon in full.
25. Variable interest entities (Continued)
AerDragon
AerDragon is a joint venture with 50% owned by China Aviation Supplies Holding Company and the other 50% owned in equal parts by us, affiliates of Crédit Agricole Corporate and Investment Bank, and East Epoch Limited. This joint venture enhances our presence in the Chinese market and our ability to lease our aircraft and engines throughout the entire Asia/Pacific region. We provide accounting related services to AerDragon.
As of December 31, 2019, AerDragon owned 28 aircraft.
We have determined that AerDragon is a VIE in which we do not have control and are not the PB. We do have significant influence and, accordingly, we account for our investment in AerDragon under the equity method of accounting.
AerLift
AerLift is a joint venture in which we have a 39% interest. We provide asset and lease management, insurance management and cash management services to AerLift for a fee. As of December 31, 2019 and 2018, we guaranteed debt of $68.9 million and $88.3 million, respectively, for AerLift. Other than the debt for which we act as a guarantor, the debt obligations of AerLift are non-recourse to us.
As of December 31, 2019, AerLift owned four aircraft.
We have determined that AerLift is a VIE in which we do not have control and are not the PB. We do have significant influence and, accordingly, we account for our investment in AerLift under the equity method of accounting.
ACSAL
In June 2013, we completed a transaction under which we sold eight Boeing 737NG aircraft to ACSAL, an affiliate of Guggenheim, in exchange for cash, and we made a capital contribution to ACSAL in exchange for 19% of its equity. We provide aircraft asset and lease management services to ACSAL for a fee.
As of December 31, 2019, ACSAL owned eight aircraft.
We have determined that ACSAL is a VIE in which we do not have control and are not the PB. We do have significant influence and, accordingly, we account for our investment in ACSAL under the equity method of accounting.
Peregrine
In December 2017, we invested in Peregrine, a vehicle established by NCB Capital for the purpose of acquiring a portfolio of aircraft from us. We have a 9.5% investment in Peregrine, and provide asset and lease management, insurance management, accounting and cash management services to Peregrine for a fee.
As of December 31, 2019, Peregrine owned 21 aircraft.
We have determined that Peregrine is a VIE in which we do not have control and are not the PB. We account for our equity investment in Peregrine under the cost method of accounting.
Other variable interest entities
We have variable interests in other entities in which we have determined we are not the PB because we do not have the power to direct the activities that most significantly affect the entities’ economic performance. Our variable interest in these entities consists of aircraft management servicing fees.